Note 4 - Acquisition of Primero Mining Corp. - Consideration and Purchase Price Allocation (Details) - Primero Mining Corp. [member] - USD ($)	Dec. 31, 2019	May 10, 2018
Statement Line Items [Line Items]
Equity interest	$ 186,959,000	$ 187,000,000
Allocation of Purchase Price
Cash and cash equivalents	3,871,000
Value added taxes receivable	27,508,000
Inventories	15,628,000
Mining interests	178,183,000
Property, plant and equipment	122,815,000
Deposit on non-current assets	60,000
Non-current income taxes receivable	19,342,000
Other working capital items	(23,792,000)
Income taxes payable	(2,888,000)
Debt facilities	(106,110,000)
Decommissioning liabilities	(4,095,000)
Other non-current liabilities	(4,678,000)
Deferred tax liabilities	(38,885,000)
Net assets acquired	186,959,000
Primero shareholders [member]
Statement Line Items [Line Items]
Equity interest	43,903,000
Wheaton Precious Metals International Ltd. [member]
Statement Line Items [Line Items]
Equity interest	$ 143,056,000	$ 143,100,000